Note N - Employee Benefits - Employee Stock Ownership Plan (ESOP) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of shares issued (in shares)	24,572		14,618
Fair value of stock contributed	$ 575		$ 351
Cash contributed		674	300
Total expense	$ 575	$ 674	$ 651